NET LOSS PER SHARE - Antidilutive Securities Excluded from Computation of Earnings Per Share (Details) - shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	46,066,827	54,253,895	50,745,471
Warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	29,533,182	29,533,282	29,533,282
Stock options
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	11,202,701	17,137,358	18,915,358
Restricted stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	5,330,944	7,583,255	2,296,831